Report of Votes of Stockholders

The annual meeting of stockholders was held on September 6, 2018. Stockholders voted to elect four Class I Directors to serve until the annual meeting of stockholders in 2021, or until their successors are elected and qualified. Class II Directors (which include Michael J. Cosgrove, Deborah C. McLean,
George W. Morriss and Tom D. Seip) and the Class III
Directors (which include Joseph V. Amato, Martha C. Goss,
James G. Stavridis and Candace L. Straight) continue to hold office until the annual meeting in 2019 and 2020, respectively.

To elect four Class I Directors to serve until the annual meeting of stockholders in 2021 or until their successors are elected and qualified.

Shares of Common Stock

Robert Conti
Votes For 41,813,524
Votes Withheld 1,722,558
Abstentions -
Broker Non-Votes -

Marc Gary
Votes For 41,784,626
Votes Withheld 1,751,456
Abstentions -
Broker Non-Votes -

Michael M. Knetter
Votes For 41,831,777
Votes Withheld 1,704,305
Abstentions -
Broker Non-Votes -

Peter P. Trapp
Votes For 41,756,567
Votes Withheld 1,779,515
Abstentions -
Broker Non-Votes -